Loans receivable (Narrative) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 16, 2016 CNY (¥)	Jul. 22, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Loans receivable [Line Items]
Convertible loan investment		¥ 558,000	$ 86,140	¥ 558,000
Fair value of Call Option recorded as a freestanding derivative instrument		16,000
BabyTree [Member] | Subsequent event [Member]
Loans receivable [Line Items]
Proceeds from loan repayment	¥ 186,000
Convertible loan investment [Member] | BabyTree [Member]
Loans receivable [Line Items]
Convertible loan investment		558,000
Fair value of Call Option recorded as a freestanding derivative instrument		¥ 16,000
Annual rate		12.00%
Maturity date		Jul. 22, 2016
Conversion percentage		11.60%
Convertible loan investment [Member] | BabyTree [Member] | Call Option [Member]
Loans receivable [Line Items]
Proceeds from loan repayment		¥ 186,000
Convertible loan investment [Member] | BabyTree [Member] | Put Option [Member]
Loans receivable [Line Items]
Proceeds from loan repayment		¥ 186,000